Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 168,720	$ 90,517
Employee related accruals	61,891	32,372
Indirect taxes payable	54,097	52,018
Other payables and accruals	16,087	6,286
Accounts payable and accrued liabilities	$ 300,795	$ 181,193